Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.2%
3,334	iShares Core MSCI EAFE ETF	$247,550	1.0
2,250	iShares Russell 2000 ETF	492,187	2.0
4,679	Vanguard S&P 500 ETF	1,845,398	7.4
6,893	Vanguard Value ETF	933,105	3.8

	Total Exchange-Traded Funds
	(Cost $3,115,974)	3,518,240	14.2

MUTUAL FUNDS: 85.8%
	Affiliated Investment Companies: 85.8%
3,892	Voya Large-Cap Growth Fund - Class R6	245,357	1.0
120,925	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,752,203	7.1
340,046	Voya Multi-Manager International Equity Fund - Class I	4,699,433	19.0
135,307	Voya Multi-Manager International Factors Fund - Class I	1,487,024	6.0
75,763	Voya Multi-Manager Mid Cap Value Fund - Class I	866,729	3.5
186,356	Voya U.S. Stock Index Portfolio - Class I	3,710,340	15.0
86,582	VY® Columbia Contrarian Core Portfolio - Class I	1,853,716	7.5
68,257	VY® Invesco Comstock Portfolio - Class I	1,365,142	5.5
24,517	(1) VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	495,726	2.0
59,765	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,876,609	7.6
60,195	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	860,186	3.5
17,793	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,021,783	8.1

	Total Mutual Funds
	(Cost $19,286,087)	21,234,248	85.8

	Total Investments in Securities (Cost $22,402,061)	$24,752,488	100.0
	Assets in Excess of Other Liabilities	10,003	0.0
	Net Assets	$24,762,491	100.0

(1)	Non-income producing security.

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,518,240	$–	$–	$3,518,240
Mutual Funds	21,234,248	–	–	21,234,248
Total Investments, at fair value	$24,752,488	$–	$–	$24,752,488

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Large-Cap Growth Fund - Class R6	$489,912	$109,075	$(319,801)	$(33,829)	$245,357	$-	$97,975	$-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,853,471	988,777	(854,132)	(235,913)	1,752,203	-	248,841	-
Voya Multi-Manager International Equity Fund - Class I	4,031,013	1,843,382	(1,076,280)	(98,682)	4,699,433	-	265,934	-
Voya Multi-Manager International Factors Fund - Class I	2,312,162	455,950	(1,202,045)	(79,043)	1,487,024	-	250,439	-
Voya Multi-Manager Mid Cap Value Fund - Class I	610,807	390,802	(210,496)	75,616	866,729	-	29,642	-
Voya U.S. Stock Index Portfolio - Class I	3,595,231	1,693,071	(1,390,240)	(187,722)	3,710,340	-	387,741	354,049
VY® Columbia Contrarian Core Portfolio - Class I	1,815,110	607,515	(442,600)	(126,309)	1,853,716	11,344	172,422	201,230
VY® Invesco Comstock Portfolio - Class I	967,262	798,541	(455,376)	54,715	1,365,142	4,283	165,546	-
VY® JPMorgan Small Cap Core Equity Portfolio Class R6	741,216	310,703	(449,421)	(106,772)	495,726	1,742	181,281	22,047
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,789,302	672,754	(509,320)	(76,127)	1,876,609	1,433	71,074	218,338
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	618,384	550,111	(188,415)	(119,894)	860,186	59	46,327	132,133
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,508,784	1,047,634	(431,411)	(103,224)	2,021,783	-	134,099	167,913
	$20,332,654	$9,468,315	$(7,529,537)	$(1,037,184)	$21,234,248	$18,861	$2,051,321	$1,095,710

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $23,212,403.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,569,455
Gross Unrealized Depreciation	(29,370)
Net Unrealized Appreciation	$1,540,085